Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024
Earnings per Unit and Cash Distributions
Net income (loss)	$ 6,810	$ (12,851)	$ 14,391	[1]	$ (5,413)	[1]
Less: Series A Preferred unitholders' interest in net income (loss)	1,700	1,700	3,400		3,400
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	5,110	(14,551)	10,991		(8,813)
Less: Distributions	901	901	1,803		1,803
Under (over) distributed earnings	$ 4,209	$ (15,452)	$ 9,188		$ (10,616)
Weighted average units outstanding (basic):
General Partner	640	640	640		640
Weighted average units outstanding (diluted):
General Partner	640	640	640		640
Earnings per unit (basic):
General Partner	$ 0.15	$ (0.42)	$ 0.32		$ (0.25)
Earnings per unit (diluted):
General Partner	0.15	(0.42)	0.32		(0.25)
Cash distributions declared and paid in the period per unit	0.03	0.03	0.05		0.05
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.03	$ 0.03	$ 0.05		$ 0.05
Common Unitholders
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	$ 5,015	$ (14,282)	$ 10,788		$ (8,650)
Weighted average units outstanding (basic):
Common unitholders	34,045	34,045	34,045		34,045
Weighted average units outstanding (diluted):
Common unitholders	38,324	38,519	38,324		38,519
Earnings per unit (basic):
Earnings per unit (basic)	$ 0.15	$ (0.42)	$ 0.32		$ (0.25)
Earnings per unit (diluted):
Earnings per unit (diluted)	$ 0.15	$ (0.42)	$ 0.32		$ (0.25)
Class B Unitholders
Weighted average units outstanding (basic):
Class B unitholders	252	252	252		252
Weighted average units outstanding (diluted):
Class B unitholders	252	252	252		252
Limited Partner | Common Unitholders
Earnings per Unit and Cash Distributions
Under (over) distributed earnings	$ 4,130	$ (15,168)	$ 9,018		$ (10,421)
General Partner
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	95	(269)	203		(163)
Under (over) distributed earnings	$ 79	$ (284)	$ 170		$ (195)

[1]	Included in net income (loss) is interest paid amounting to $29.5 million and $33.6 million for the six months ended June 30, 2025 and 2024, respectively.